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Virtus Rampart Equity Trend Fund
Virtus Rampart Equity Trend Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under "Sales Charges" on page 177 of the fund's prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund's prospectus, entitled "Intermediary Sales Charge Discounts and Waivers;" and (iv) under "Alternative Purchase Arrangements" on page 115 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Rampart Equity Trend Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Rampart Equity Trend Fund		Class A	Class C	Class I	Class R6
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	none
Other Expenses		0.31%	0.30%	0.31%	0.21%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.59%	2.33%	1.34%	1.24%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Rampart Equity Trend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,048	1,391	2,356
Class C	336	727	1,245	2,666
Class I	136	425	734	1,613
Class R6	126	393	681	1,500

Expense Example No Redemption - Virtus Rampart Equity Trend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,048	1,391	2,356
Class C	236	727	1,245	2,666
Class I	136	425	734	1,613
Class R6	126	393	681	1,500

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 228% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Allocation Risk.  If the fund's exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund's allocation is not optimal for market conditions at a given time, the fund's performance may suffer.

Sector Focused Investing Risk.  Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term.

Portfolio Turnover Risk.  The fund's principal investment strategies may result in a consistently high portfolio turnover rate. See the "Portfolio Turnover" section above for more information about the impact that portfolio turnover can have on your investment.

Quantitative Model Risk.  Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

U.S. Government Securities Risk.  U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund's shares.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q1/2013:	10.82%	Worst Quarter:	Q4/2018:	-13.15%

Average Annual Total Returns (for the periods ended 12/31/19)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus Rampart Equity Trend Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	16.58%	3.66%	8.36%	Jul. 01, 2010
Class A	Return Before Taxes	9.66%	2.19%	7.43%	Jul. 01, 2010
Class C	Return Before Taxes	15.42%	2.68%	7.31%	Jul. 01, 2010
Class R6	Returns Before Taxes	16.79%	3.79%	3.32%	Nov. 12, 2014
After Taxes on Distributions | Class I	Return After Taxes on Distributions	16.58%	3.66%	7.56%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	9.82%	2.84%	6.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class I	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	15.18%	Jul. 01, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class A	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	15.18%	Jul. 01, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class C	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	15.18%	Jul. 01, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class R6	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	11.65%	Nov. 12, 2014

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.